Consolidated Statements of Operations and Comprehensive Loss - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 7,862.0	$ 7,515.5
Expenses
Cost of sales	6,376.3	6,246.1
Selling, general and administrative expenses	1,029.2	973.9
Interest and other finance costs	674.9	627.2
Gain on sale of property and equipment	(2.2)	(13.1)
Loss (gain) on foreign exchange	292.0	(72.9)
Mark-to-market loss on Purchase Contracts	0.0	104.3
Loss (gain) on divestitures	481.8	(580.5)
Other	(27.0)	(23.2)
Total expenses by nature	8,825.0	7,261.8
Share of net income (loss) of investments accounted for using the equity method	18.2	(61.6)
(Loss) income before income taxes	(944.8)	192.1
Current income tax expense	25.4	357.0
Deferred tax recovery	(232.5)	(197.1)
Income tax (recovery) expense	(207.1)	159.9
Net (loss) income	(737.7)	32.2
Less: Net loss attributable to non-controlling interests	(15.0)	(13.2)
Net (loss) income attributable to GFL Environmental Inc.	(722.7)	45.4
Items that may be subsequently reclassified to net (loss) income
Currency translation adjustment	544.1	(171.8)
Reclassification to net loss of fair value movements on cash flow hedges, net of tax	(4.3)	0.0
Fair value movements on cash flow hedges, net of tax	(44.8)	28.5
Share of other comprehensive loss of investments accounted for using the equity method	(1.2)	(0.4)
Reclassification to net (loss) income of foreign currency differences on divestitures	(26.5)	22.5
Other comprehensive income (loss)	467.3	(121.2)
Total comprehensive loss	(270.4)	(89.0)
Less: Total comprehensive income (loss) attributable to non-controlling interests	4.8	(19.2)
Total comprehensive loss attributable to GFL Environmental Inc.	$ (275.2)	$ (69.8)
Basic and diluted loss per share
Basic loss per share	$ (2.11)	$ (0.13)
Diluted loss per share	$ (2.11)	$ (0.13)